Unaudited Consolidated Condensed Interim Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 1,387	$ 18	$ (12,359)	$ 2,596	$ 795
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	1,392	312	2,207	(1,575)	(1,491)
Other comprehensive (loss) income, net of tax of nil	1,392	312	2,207	(1,575)	(1,491)
Comprehensive (loss) income	2,779	330	(10,152)	1,021	(696)
Less: comprehensive (loss) income attributable to noncontrolling interest	248	(71)	298	(730)	(1,519)
Comprehensive income (loss) attributable to Borqs Technologies, Inc.	$ 2,531	$ 401	$ (10,450)	$ 1,751	$ 823